ASSET RETIREMENT OBLIGATIONS (ARO) (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations
Asset retirement obligations	$ 2,259	$ 2,168	$ 1,966
Undiscounted total future liability	$ 6,824	$ 3,246
Expected payment description	These payments are expected to be made over the next 25 years with the majority of costs to be incurred after 2036.
Risk-free rate	4.84%	4.85%
Inflation rate	2.22%	2.44%